COLUMBIA FUNDS SERIES TRUST I
                      Registration Nos. 2-99356; 811-04367

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the "Trust") that the forms of prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 83 under the Securities Act of 1933 and Amendment No. 84 under the Investment Company Act of 1940, the text of which was filed electronically on January 28, 2009.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 2nd day of February, 2009.


                                              COLUMBIA FUNDS SERIES TRUST I




                                              /s/ Peter T. Fariel
                                              -------------------
                                              Peter T. Fariel
                                              Assistant Secretary